Note 7 - Finance Income and Finance Expenses - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Interest income	$ 1,675	$ 35	$ 326
Interest income on receivables from sales of investments (Note 13)	3,675	0	0
Net gain on investment portfolio (Note 3)	15,946	0	13,033
Other finance income	157	88	275
Total finance income	21,454	123	13,633
Interest expense	(282)	(316)	(447)
Net loss on investment portfolio (Note 3)	0	(4,944)	0
Fair value loss on receivable from sale of investment (Note 13)	(37,923)	0	0
Other finance costs	(1,524)	(1,652)	(69)
Total finance expenses	(39,729)	(6,912)	(516)
Unrealized foreign exchange gain (loss)	(1,512)	(494)	2,365
Realized foreign exchange gain (loss)	355	(1,320)	(1,532)
Total foreign exchange gain (loss)	(1,157)	(1,814)	833
Net finance income (expense)	$ (19,432)	$ (8,603)	$ 13,950